9. Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2020	2019	2018
Current expense	$3,049	2,972	2,546
Deferred income tax expense	(560)	164	78
Total income tax	$2,489	3,136	2,624

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2020	2019	2018
Tax expense at statutory rate	$2,908	3,613	3,361
State income tax, net of federal income tax effect	261	351	358
Tax-exempt interest income	(649)	(802)	(990)
Increase in cash surrender value of life insurance	(80)	(81)	(81)
Nondeductible interest and other expense	46	40	23
Other	3	15	(47)
Total	$2,489	3,136	2,624

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities. The net deferred tax asset is included as a component of other assets at December 31, 2020 and 2019.

(Dollars in thousands)
	2020	2019
Deferred tax assets:
Allowance for loan losses	$2,276	1,535
Accrued retirement expense	1,190	1,150
Restricted stock	190	217
Accrued bonuses	-	265
Interest income on nonaccrual loans	1	2
Lease liability	798	838
Total gross deferred tax assets	4,455	4,007

Deferred tax liabilities:
Deferred loan fees	284	343
Accumulated depreciation	873	873
Prepaid expenses	5	7
ROU Asset	787	832
Other	41	47
Unrealized gain on available for sale securities	1,611	1,087
Total gross deferred tax liabilities	3,601	3,189

Net deferred tax asset	$854	818

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

The Company’s Federal income tax filings for years 2017 through 2020 were at year end 2020 open to audit under statutes of limitations by the Internal Revenue Service. The Company’s North Carolina income tax returns are currently under audit for tax year 2014-2016, tax years 2017, 2018 and 2019 are open to audit under the statutes of limitations by the North Carolina Department of Revenue.